Schedule of Gains Losses on Fair Value of RE Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level3A
Gain (loss) on settlement of investments, net	$ 1,196	$ 44,560
Other income (loss), net
OTTI	(14)	(1,520)
Total	1,182	43,040
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period
Level3B
Gain (loss) on settlement of investments, net	9,000	22,895
Other income (loss), net
OTTI	(18,789)	(13,547)
Total	(9,789)	9,348
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period